FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Financial Income (expenses), Net
The components of financial income (expenses), net are as follows:

	Year ended December 31,
	2024	2023	2022
Interest income	$2,874	$4,488	$2,869
Foreign currency translation income (loss), net	80	(549)	1,586
Interest expenses	(924)	(80)	—
Income (loss) from derivatives remeasurement	(9,143)	240	—
Other expenses	(699)	(171)	(84)
Financial income (expense), net	$(7,812)	$3,928	$4,371